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May 1, 2000


VIA EDGAR


The United States Securities
and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Subject:      Nationwide VA Separate Account-A
              Nationwide Life and Annuity Insurance Company
              SEC File No.  33-85164
              CIK No.  0000835765

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (1933 "Act") and on behalf of Nationwide VA Separate Account-A (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 of the 1933 Act do not differ from the form of the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 10 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2000.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


Heather Harker, Esq.
Director of Compliance


Cc:      Mr. Keith Carpenter, Esq.
         Branch Chief
         Stop 5-6
         Office of Insurance Products and Legal Compliance